Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Classes of current inventories [abstract]
Summary of Inventories

	2023 £m	2022 £m
Raw materials and consumables	2,198	2,370
Finished goods and work in progress	2,584	3,159
Goods purchased for resale	156	142
	4,938	5,671